Investment and other income - Detailed Information about Investment and Other Income (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about investment and other income [abstract]
Fair value gain on financial assets held for trading / fair value through profit or loss (FVTPL)	[1]	₨ 2,087	$ 28	₨ 9,340	₨ 5,574
Interest and dividend Income:
Interest income on financial assets held for trading/FVTPL		3,925	52	4,779	10,169
Interest income on bank deposits at amortized cost		5,371	70	5,649	2,183
Interest income on loans and receivables at amortized cost (Refer Note 35(b))		9,538	126	9,806	4,518
Other interest income		21	0	810	287
Dividend income on available for sale investments held at FVOCI		16	0	17	17
Dividend income - financial assets held for trading/FVTPL		2	0	13	477
Bargain gain net of acquisition cost		0	0	1,232	0
Foreign exchange gain/ (loss) net		(1,013)	(13)	531	2,489
Investment and other income		₨ 19,947	$ 263	₨ 32,177	₨ 25,714

[1]	Income for the year ended March 31, 2020 includes mark to market loss of ₹ 3,624 million relating to structured investments purchased from Volcan Investments Limited (Refer Note 35(f)).